Credit Facilities (Details Narrative) In Thousands, unless otherwise specified	6 Months Ended			6 Months Ended		6 Months Ended		6 Months Ended
	Jun. 30, 2012 Canadian Credit Facilities USD ($) N	Jun. 30, 2011 Canadian Credit Facilities USD ($)	Jun. 30, 2011 Canadian Credit Facilities CAD	Jun. 30, 2012 Canadian Credit Facilities (Facility A) USD ($)	Jun. 30, 2011 Canadian Credit Facilities (Facility A) CAD	Jun. 30, 2012 Canadian Credit Facilities (Facility B) USD ($)	Jun. 30, 2011 Canadian Credit Facilities (Facility B) CAD	Jun. 30, 2012 Canadian Credit Facilities (Facility C) USD ($)	Jun. 30, 2011 Canadian Credit Facilities (Facility C) CAD	Jun. 30, 2011 Canadian Credit Facilities (Facility D) CAD	Jun. 30, 2011 Canadian Credit Facilities (Facility E) CAD
Line of Credit Facility [Line Items]
Maximum credit facilities amount borrowed		$ 22,600	23,000		10,000		2,000		10,000	50	1,000
Canadian facilities secured by a first-ranking lien			25,000
Minimum fixed charge coverage ratio (in ratio)	1.25
Maximum funded debt to EBITDA ratio (in ratio)	2.75
Debt to capitalization (in percent)	0.6
Description of line of credit facility restriction	(i) Provide any funding to any person, including affiliates, in an aggregate amount exceeding $5.0 million CAD or (ii) Make distributions in an aggregate amount exceeding 50% of Pioneer Electrogroup Canada Inc.’s previous year’s net income.
Description of Interest rate				Borrowings bear interest at the bank’s prime rate plus 0.50% per annum on amounts borrowed in Canadian dollars, or the U.S. base rate plus 0.50% per annum or LIBOR plus 2.00% per annum on amounts borrowed in U.S. dollars		Borrowings under Facility B bear interest at the bank’s prime rate plus 1.00% per annum.		Schedule and bear interest at the following rates: if the funded debt to EBITDA ratio is equal to or greater than 2.00, the bank’s prime rate plus 1.25% per annum on amounts borrowed in Canadian dollars, or the U.S. base rate plus 1.25% per annum or LIBOR plus 2.50% per annum on amounts borrowed in U.S. dollars; or, if the funded debt to EBITDA ratio is less than 2.00, the bank’s prime rate plus 1.00% per annum on amounts borrowed in Canadian dollars, or the U.S. base rate plus 1.00% per annum or LIBOR plus 2.25% per annum on amounts borrowed in U.S. dollars. In addition, Facility C is subject to a standby fee which is calculated monthly using the unused portion of the facility at either 0.625% per annum if the funded debt to EBITDA ratio is equal to or greater than 2.00, or 0.5625% per annum if the funded debt to EBITDA ratio is less than 2.00.
Frequency of payment and payment terms						Five year amortization schedule		Five year principal amortization schedule and bear interest
Credit facilities amount oustanding	$ 12,100			$ 1,400		$ 1,700		$ 9,000